Note 1 - Principles of Consolidation and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	March 31,
	2014	2013
Stock options	12,182,855	11,798,198
Warrants	625,010	3,007,500
Convertible debentures	90,882	62,214
Convertible promissory notes	660,000	880,000
Total	13,558,747	15,747,912

	December 31,
	2013	2012
Stock options	12,173,255	10,827,165
Warrants	3,531,631	3,020,000
Convertible debentures	71,860	53,275
Convertible promissory notes	715,000	880,000

Total	16,491,746	14,780,440